ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Assets (non-recurring):
Assets - Carrying Amount	$ 1,359,000	$ 7,147,000
Liabilities:
Liabilities - Carrying Amount	1,183,000	1,284,000
Derivative Financial Instruments, Liabilities [Member]
Liabilities:
Liabilities - Carrying Amount	1,183,000	1,284,000
Capitalized software development costs [Member]
Assets (non-recurring):
Assets - Carrying Amount	1,359,000	7,147,000
Fair Value, Inputs, Level 1 [Member]
Assets (non-recurring):
Assets - Carrying Amount	0	0
Liabilities:
Liabilities - Carrying Amount	0	0
Fair Value, Inputs, Level 1 [Member] | Derivative Financial Instruments, Liabilities [Member]
Liabilities:
Liabilities - Carrying Amount	0	0
Fair Value, Inputs, Level 1 [Member] | Capitalized software development costs [Member]
Assets (non-recurring):
Assets - Carrying Amount	0	0
Fair Value, Inputs, Level 2 [Member]
Assets (non-recurring):
Assets - Carrying Amount	0	0
Liabilities:
Liabilities - Carrying Amount	0	0
Fair Value, Inputs, Level 2 [Member] | Derivative Financial Instruments, Liabilities [Member]
Liabilities:
Liabilities - Carrying Amount	0	0
Fair Value, Inputs, Level 2 [Member] | Capitalized software development costs [Member]
Assets (non-recurring):
Assets - Carrying Amount	0	0
Fair Value, Inputs, Level 3 [Member]
Assets (non-recurring):
Assets - Carrying Amount	1,359,000	7,147,000
Liabilities:
Liabilities - Carrying Amount	1,183,000	1,284,000
Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Liabilities [Member]
Liabilities:
Liabilities - Carrying Amount	1,183,000	1,284,000
Fair Value, Inputs, Level 3 [Member] | Capitalized software development costs [Member]
Assets (non-recurring):
Assets - Carrying Amount	$ 1,359,000	$ 7,147,000